CONCENTRATIONS OF RISKS (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

The Company is exposed to the following concentrations of risks:

(a)	Major customers

For the years ended September 30, 2023, 2024 and 2025, the individual customer who accounted for 10% or more of the Company’s revenues and its outstanding receivable balance at year-end dates, as follows:

	Years ended September 30,			As of September 30, 2025
	2023	2024	2025	Accounts receivable
				HKD

Customer A	48.03%	25.43%	3.09%	$-
Customer B	33.17%	23.71%	32.67%	5,249,086
Customer C	11.78%	7.20%	1.57%	7,306
Customer D	0.00%	28.52%	12.39%	5,280,183
Customer E	0.30%	2.35%	12.56%	715,394
Customer F	0.00%	1.06%	26.72%	$12,465,960

(b)	Major vendors

For the years ended September 30, 2023, 2024 and 2025, the individual vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances at year-end dates, as follows:

	Years ended September 30,			As of September 30, 2025
	2023	2024	2025	Accounts payable
				HKD

Vendor A	20.93%	2.80%	0.00%	$-
Vendor B	13.05%	1.02%	9.63%	-
Vendor C	11.88%	17.42%	31.85%	12,016,398
Vendor D	0.28%	36.91%	14.87%	6,347,357
Vendor E	0.00%	0.00%	17.25%	$-